Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
12.	Share-Based Compensation
Restricted Stock
We grant restricted stock units (“RSUs”) as part of our long-term incentive compensation to employees and non-employee
members of the Board of Directors. RSUs generally vest over a period of three
to
five
years for employees and
one
year for members of the Board of Directors. The restricted common stock underlying RSUs are not deemed issued or outstanding upon grant, and do not carry any voting rights.

The restricted share activity for the six months ended March 31, 2025 is summarized as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted shares unvested at September 30, 2024	975,415	$1.83
Granted	35,000	$1.03
Vested	(4,000)	$1.03
Forfeited	(29,575)	$1.88

Restricted shares unvested at March 31, 2025	976,840	$1.80

As of March 31, 2025, there was $0.9 million of total unrecognized compensation cost related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 1.9 years.
Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period. Share-based compensation expense for the three months ended March 31, 2025 and March 31, 2024 was $0.3 million and $0.4 million, respectively, and $0.5 million and $0.8 million for the six months ended March 31, 2025 and March 31, 2024, respectively.

13.	Share-Based Compensation
Restricted Stock
The Company grants restricted stock units (“RSUs”) as part of its long-term incentive compensation to employees and non-employee members of the Board of Directors. RSUs generally vest over a period of three to five years for employees and one year for members of the Board of Directors. The restricted common stock underlying RSUs are not deemed issued or outstanding upon grant, and do not carry any voting rights. RSUs are measured based on the fair market value of the underlying common stock on the grant date.

The restricted stock activity for our years ended September 30, 2024, 2023, and 2022 is summarized as follows:

2018 Plan	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted shares unvested at September 30, 2021	1,006,206	$6.22
Granted	718,959	$3.20
Vested	(455,303)	$6.13
Forfeited	(97,369)	$2.97

Restricted shares unvested at September 30, 2022	1,172,493	$4.43
Granted	495,087	$2.43
Vested	(585,755)	$4.58
Forfeited	(344,934)	$4.05

Restricted shares unvested at September 30, 2023	736,891	$3.35
Granted	738,998	$1.55
Vested	(448,726)	$3.82
Forfeited	(51,748)	$2.21

Restricted shares unvested at September 30, 2024	975,415	$1.83

As of September 30, 2024, there was $1.5 million of total unrecognized compensation cost related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 1.5 years.
Compensation cost for share-based awards are recognized on a straight-line basis over the vesting period. The Company recognizes forfeitures of share-based awards as they occur. Share-based compensation expense for the years ended September 30, 2024, 2023, and 2022 was approximately $1.3 million, $2.3 million, and $2.8 million, respectively. Share-based compensation expense is recorded in general and administrative expenses in the consolidated statements of operations and comprehensive loss.
The Company repurchased 112,698 shares of its common stock for approximately $0.1 million to cover the income tax obligation on vested employee equity awards during the fiscal year ended September 30, 2024. The Company repurchased 204,486 shares of its common stock for approximately $0.4 million to cover the income tax obligation on vested employee equity awards and warrant conversions during the fiscal year ended September 30, 2023. During the fiscal year ended September 30, 2022, the Company repurchased 147,108 shares of its common stock for approximately $0.5 million to cover the income tax obligation on vested employee equity awards.